INVESTMENTS IN ASSOCIATES - SUMMARIZED COMPREHENSIVE INCOME STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Revenue	¥ 21,178,351	$ 3,042,080	¥ 19,828,018	¥ 18,331,422
Net profit/(loss)	747,964	107,439	779,034	1,011,768
Total comprehensive income/(loss) for the year	747,964	$ 107,439	779,034	1,193,709
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Revenue	45,673		45,017	44,351
Net profit/(loss)	(23,350)		11,039	12,225
Total comprehensive income/(loss) for the year	(23,350)		11,039	12,225
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Revenue	1,222,250		851,701	506,608
Net profit/(loss)	8,986		3,608	1,947
Total comprehensive income/(loss) for the year	¥ 8,986		¥ 3,608	¥ 1,947

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.